BANK AND OTHER BORROWINGS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Accounts receivable used to secure bank borrowings	¥ 10,056	$ 1,578	¥ 33,686
Lease receivables	10,056	1,578	26,782
Assets, Noncurrent	5,645,476	$ 885,898	4,658,540
Restricted cash	¥ 0		¥ 0
Short-term bank borrowings, weighted average interest rate	5.86%	5.86%	7.01%
Bank Loans	¥ 126,362	$ 19,829	¥ 39,014
Other Borrowings	2,351,586	369,015	2,077,911
Carrying value of Long-term investments	167,044	26,213	166,870
Long Term Debt
Debt Instrument [Line Items]
Property and equipment pledged as collateral	361,806	56,775	414,326
Land [Member]
Debt Instrument [Line Items]
Property and equipment pledged as collateral	405,117	63,572	414,470
Construction in Progress
Debt Instrument [Line Items]
Property and equipment pledged as collateral	¥ 1,709,761	$ 268,299	¥ 1,150,018
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Long-term bank and other borrowings, weighted average interest rate	6.31%	6.31%	7.11%
Short Term Bank Credit Lines [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines	¥ 219	$ 34
Long Term Credit Facility [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines	125,250	$ 19,654
Capital Addition Purchase Commitments [Member]
Debt Instrument [Line Items]
Assets, Noncurrent	¥ 0		¥ 0